EMPLOYEE BENEFITS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances		$ 154	¥ 1,126	¥ 1,073	¥ 1,042
Housing funds	[1]	7	49	12	16
Contribution to pension plans	[1]	6	42	70	67
Welfare and other expenses		5	34	37	46
Total employee benefits		$ 172	¥ 1,251	¥ 1,192	¥ 1,171

[1]	According to the Mainland China state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as to housing funds.